SHARE-BASED COMPENSATION EXPENSES (Tables)	12 Months Ended
Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
A summary of the restricted share activity for the year ended June 30, 2013 is as follows:

	Number of restricted shares	Weighted average grant date fair value

Un-vested at June 30, 2012	40,625	$12.25

Vested	22,500	12.57
Un-vested at June 30, 2013	18,125	$11.86

Vesting Schedule For Performance Shares [Table Text Block]
The vesting schedule for such performance share options is as below:

EPS Threshold	Number of vested options	Months after the grant date
		24 months	36 months	48 months
Over 15% but below 20%	944,000	283,200	283,200	377,600
Equal or over 20% but below 25%	Additional 236,000	-	-	236,000
25% or above	Additional 236,000	-	-	236,000

	Total number of vested options	283,200	283,200	849,600

Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The options will remain exercisable from the vesting date until the 60 month anniversary of the grant date. The Company estimates that 472,000 options (related to the EPS threshold at or above 20%) are not expected to vest.

A summary of the performance share option activity under the Plan for the year ended June 30, 2013 is as follows:

Performance options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at June 30, 2012	1,476,000	$9.29	4.64	$-

Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Outstanding at June 30, 2013	1,476,000	$9.29	3.64	$4,605,120
Vested and expected to vest at June 30, 2013	944,000	$9.29	3.64	$2,945,280
Exercisable at June 30, 2013	-	$-	-	$-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

For options granted on
February 20, 2012

Risk-free rate of return	0.71%
Expected life (in years)	4.17
Weighted average expected volatility	62.64%
Expected dividends	-

Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Share options

A summary of the share option activity under the Plan for the year ended June 30, 2013, is as follows:

Share options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at June 30, 2012	138,000	$7.01	$0.73	$208,380
Exercised during the year ended June 30, 2013	138,000	7.01	-	663,330
Outstanding at June 30, 2013	-	$-	$-	$-
Vested and expected to vest at June 30, 2013	-	$-	$-	$-
Exercisable at June 30, 2013	-	$-	$-	$-